Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Other Liabilities Current [Abstract]
Taxes payable	$ 10,326
Amounts payable to holders of General Unsecured Claims	8,474
Other	893
Other current liabilities	$ 19,693
Predecessor
Other Liabilities Current [Abstract]
Taxes payable		$ 23,497
Deferred gain on vessel sales-current		23,798
Other		1,134
Other current liabilities		$ 48,429